Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [LineItems]
Net earnings (loss)	$ 894	$ (115)	$ 1,650	$ 892
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(23)	36	(25)	23
Cash flow hedges adjustments to equity	21	(41)	20	(21)
Foreign currency translation adjustments to equity	82	(235)	151	(261)
Other comprehensive income that will be reclassified to profit or loss, net of tax	80	(240)	146	(259)
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	7	(14)	6	(18)
Remeasurement on defined benefit pension plans	10	(133)	15	(87)
Related tax (expense) benefit on remeasurement on defined benefit pension plans	(3)	32	(4)	21
Other comprehensive income that will not be reclassified to profit or loss, net of tax	14	(115)	17	(84)
Other comprehensive income (loss)	94	(355)	163	(343)
Total comprehensive income (loss)	988	(470)	1,813	549
Comprehensive income (loss) for the period attributable to:
Total comprehensive income (loss)	988	(470)	1,813	549
Continuing operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	983	(426)	1,789	604
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ 5	$ (44)	$ 24	$ (55)